Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	3 - 5 years
Office equipment	3 - 5 years
Motor vehicle	5 years
Testing equipment	3 – 5 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives

Schedule of Amortized Intangible Assets	The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
Category	Estimated useful lives
Software	10 years
Trademark	10 years

Schedule of Disaggregation of Revenue

The following table identifies the disaggregation of the Company’s revenue for the six-months ended December 31, 2025 and 2024:

	For the six-months ended December 31
	2025	%	2024	%
Online Promotion revenue	$1,532,977	13%	$1,601,447	19%
Premium business solutions revenue	5,126,270	42%	6,073,510	71%
Value-Added Services revenue	152,876	1%	301,413	4%
Shared office rental and management revenue	407,408	3%	500,795	6%
Digital marketing revenue	4,960,005	41%	-	-%
Total	$12,179,536	100%	$8,477,165	100%

Schedule of Currency Exchange Rates Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	As of
	December 31, 2025	June 30, 2025
Balance sheet items, except for equity accounts	6.9931	7.1636

	For the six-months ended December 31,
	2025	2024
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1235	7.1767